34. Balances and transactions with related parties (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Social benefits	R$ 4,207	R$ 4,637
Advertising services	R$ 172,956	R$ 232,492